Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies and Practices [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions have been eliminated upon consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant estimates required to be made by management include, but are not limited to, the fair value estimates applied in the business combination accounting for the acquisition, annual goodwill impairment assessments, the valuation of accounts receivables, and security deposits. Actual results could differ from those estimates.

Risks and Uncertainties

Risks and uncertainties

Economic and political risks

The Company’s operations are mainly conducted in Hong Kong. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by changes in the political, economic, and legal environments in Hong Kong.

The Company’s operations in Hong Kong are subject to special considerations and significant risks not typically associated with companies in Asia, North America and Western Europe. These include risks associated with, among others, the political, economic, and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in Hong Kong, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation, among other things.

Inflation Risk

Management monitors changes in price levels. Historically inflation has not materially impacted the Company’s audited consolidated financial statements; however, significant increases in the price of raw materials and labor that cannot be passed to the Company’s customers could adversely impact Company’s results of operations.

World unrest due to wars and terrorist attacks have led to further economic disruptions. Mounting inflationary cost pressures and recessionary fears have negatively impacted the global economy. Since mid-2022, the U.S. Federal Reserve has addressed elevated inflation by increasing interest rates, as inflation remains elevated. Given current market conditions, the Company may be unable to access the capital markets, and additional capital may only be available to the Company on terms that could be significantly detrimental to the Company’s existing stockholders and to the Company’s business.

Foreign currency translation

Foreign currency translation

The Company uses Hong Kong dollars (“HKD”) as its reporting currency. The functional currency of the Company and its subsidiaries which are incorporated in Hong Kong is HKD, which is its respective local currency based on the criteria of ASC 830, “Foreign Currency Matters”.

Convenience translation

Convenience translation

Translations of amounts in the consolidated balance sheets, consolidated statements of income and consolidated statements of cash flows from HKD into US$ as of and for the year ended March 31, 2026 are solely for the convenience of the reader and were calculated at the noon buying rate of US$1 = HKD7.8400, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HKD amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated statements of income during the year in which they occur.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents mainly represent cash at bank and demand deposits which have original maturities less than three months and are unrestricted as to withdrawal or use. As of March 31, 2025 and 2026, the Company had HKD84,850,995 and HKD78,032,891 (US$9,953,175) in cash and cash equivalents, respectively. The Company maintains its bank accounts in Hong Kong. Cash and cash equivalents as of March 31, 2026 included fixed deposits of HKD23,520,000 and a cashier’s order of HKD23,520,000 held by Pure Beauty.

Accounts receivables, net

Accounts receivables, net

Accounts receivables are recorded and carried at the original invoiced amount less an allowance for any potential uncollectible amounts.

The Company makes estimates of expected credit and collectability trends for the allowance for credit losses and allowance for unbilled receivables based upon our assessment of various factors, including historical experience, the age of the accounts receivables balances, credit quality of our customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect our ability to collect from customers. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent accounts receivables are written off against the allowance for credit losses accounts after management has determined that the likelihood of collection is not probable.

Provision for credit losses accounts was nil and nil as of March 31, 2025 and 2026, respectively.

Merchandise inventories, net

Merchandise inventories, net

Merchandise inventories are stated at the lower of cost or net realizable value, on a weighted average basis. Costs include mainly the cost of merchandise inventories. Any excess of the cost over the net realizable value of each item of merchandise inventories is recognized as a provision for diminution in the value of merchandise inventories. Net realizable value is the estimated selling price in the normal course of business less any costs to sell products. The Company periodically evaluates merchandise inventories for their net realizable value adjustments and reduces the carrying value of those merchandise inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and expiration dates, as applicable, taking into consideration historical and expected future product sales. For the years ended March 31, 2025 and 2026, no merchandise inventory reserve was recorded because no slow-moving, obsolete, or damaged merchandise inventory was identified.

Deposits and Prepayments

Deposits and Prepayments

Deposits primarily consist of deposits paid in daily operation. Prepayments primarily consist of prepaid expenses. These amounts are refundable and bear no interest. Management reviews its prepayments on a regular basis to determine if the allowance is adequate and adjusts the allowance when necessary. As of March 31, 2025 and 2026, no allowance was deemed necessary.

Deferred offering costs

Deferred offering costs

Pursuant to ASC 340-10-S99-1, offering costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing and print related costs. During the year ended March 31, 2025, the Company recorded a charge of nil related to the IPO. As of March 31, 2024 and 2025, the accumulated deferred offering costs were HKD5,252,768 and nil, respectively.

As of March 31, 2026, deferred offering costs of HKD1,094,969 (US$139,664) were capitalized in connection with the Company’s shelf registration statement on Form F-3 (File No. 333-290696), which was declared effective by the SEC on December 18, 2025. Following the completion of a takedown under the Form F-3 in June 2026 (see Note 14), these deferred offering costs will be offset against the gross proceeds of that offering as a reduction of additional paid-in capital.

Long-term deposits

Long-term deposits

Long-term deposits are mainly for rents, utilities and monies deposited with certain manufacturers. These amounts are refundable and bear no interest. The long-term deposits are refunded from manufacturers when the terms and conditions set forth in the agreements have been satisfied.

Plant and equipment, net

Plant and equipment, net

Plant and equipment are stated at cost less accumulated depreciation and impairment if applicable. Depreciation is computed using the straight-line method after consideration of the estimated useful lives. The estimated useful lives are as follows:

Useful Life
Office equipment	2 years
Office furniture and fixtures	2 years
Leasehold improvements	lesser of lease term or expected useful life

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the statements of operations. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterment, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including plant and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of March 31, 2025 and 2026, no impairment of long-lived assets was recognized.

Intangible assets

Intangible assets

Intangible assets with finite useful lives, comprising the customer relationship intangible asset arising from the acquisition of Worry free (see Note 13), are amortized on a straight-line basis over their estimated useful lives of three years and are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable.

Business combinations

Business combinations

The Company accounts for business combinations using the acquisition method in accordance with ASC 805, Business Combinations. The consideration transferred is measured at fair value at the acquisition date, and the identifiable assets acquired and liabilities assumed are recognized at their acquisition-date fair values. The excess of the consideration transferred over the fair value of the identifiable net assets acquired is recorded as goodwill. Acquisition-related costs are expensed as incurred.

Goodwill

Goodwill

Goodwill represents the excess of the consideration transferred over the fair value of the identifiable net assets acquired in a business combination. Goodwill is not amortized but is tested for impairment at least annually, or more frequently if events or changes in circumstances indicate that it may be impaired, in accordance with ASC 350, Intangibles — Goodwill and Other. Management performed a quantitative impairment assessment of the Worry free reporting unit as of March 31, 2026 under the income approach (discounted cash flow), using key assumptions including a discount rate (WACC) of 15.0% and a terminal growth rate of 2.5%, and concluded that no impairment of goodwill was required.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Leases

Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities, and operating lease liabilities non-current in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to April 1, 2020 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and(c) initial direct costs.

Contract Balances

Contract Balances

The timing of revenue recognition may differ from the timing of invoicing to customers. For certain services, customers are required to pay before the services are delivered. The Company recognizes a contract asset or a contract liability in the consolidated balance sheets, depending on the relationship between the Company’s performance and the customer’s payment.

The Company classifies its right to consideration in exchange for services transferred to a customer as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The Company recognizes accounts receivables in its consolidated balance sheets when it performs a service in advance of receiving consideration and if it has the unconditional right to receive consideration. The Company did not have any capitalized contract costs as of March 31, 2025 and 2026.

Contract liabilities are recognized if the Company receives consideration in advance of performance. The Company expects to recognize a significant majority of this balance as revenue over the next 12 months, and the remainder thereafter. As of March 31, 2025 and 2026, the contract liabilities of the Company amounted to HKD501,804 and HKD789,927 (US$100,756), respectively.

Revenue Recognition

Revenue Recognition

Revenue from contracts with customers is recognized using the five-step model defined by ASC Topic 606, which requires the Company to (1) identify its contracts with customers, (2) identify its performance obligations under those contracts, (3) determine the transaction prices of those contracts, (4) allocate the transaction prices to its performance obligations in those contracts and (5) recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised goods or services are transferred to the customer in an amount that reflects the consideration expected in exchange for those goods or services.

Under ASC 606, revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. Control is the ability to direct the use of and obtain substantially all of the remaining benefits from the specified goods and services.

The Company generates its revenue through (i) sourcing and wholesaling beauty products as well as personal care products and other products; (ii) provision of product design and development services and project advisory services in relation to personal health care electronics; and (iii) provision of marketing solutions services.

Income from sales of products is earned from selling beauty and personal care products through sourcing and wholesale customers. The Company sells goods under Free On Board (“FOB”) shipping point term, and revenue is recognized when product is loaded on the ships and control is deemed as transferred. Typical payment terms set forth in the invoice are within 30 to 120 days.

Income from sales of tooling is earned from manufacturing multiple tools, molds and assembly equipment as part of a tooling program for a customer. Given that the Company is providing a significant service of producing highly interdependent component parts of the tooling program, each component does not generate standalone values. It must be a completed mold so the customer can benefit from the purchase. Based on the arrangement with the customer, the Company recognizes revenue at a point in time. In such cases, the Company recognizes revenue at the evidence transfer of control.

The Company is the principal for the majority of its transactions and recognizes revenue on a gross basis. The Company is the principal when it has control of the merchandise before it is transferred to customers, which generally is established when the Company is primarily responsible for merchandising decisions, maintains the relationship with customer, and has pricing discretion.

Service income — product design and development services and project advisory services. Raytech Innovation, which commenced business operation on October 1, 2025, provides product design and development services and project advisory services in relation to personal health care electronics. Revenue is recognized over time on a cost-to-cost basis, with the Company as principal, single performance obligation per contract.

Service income — marketing solutions services. Worry free provides marketing solutions and execution services to its customers. The Company is considered the principal in these arrangements because it purchases and controls the traffic and other online services required to provide the services to its clients, bears sole responsibility for fulfillment and the related cost risks, and has full discretion in establishing prices. Accordingly, revenue is recognized on a gross basis. The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Customer contracts generally specify distinct project phases, the related deliverables, and the transaction price allocated to each phase. Each project phase is considered a separate performance obligation. Revenue is recognized at a point in time when the performance obligation for a project phase is satisfied, which occurs upon completion and delivery of the agreed deliverables and customer acceptance, when applicable. At that time, the customer obtains control of the deliverables, and the Company has an enforceable right to payment for the completed performance. Accordingly, revenue is recognized upon completion of each contractual milestone.

Cost of revenue

Cost of revenue

Merchandise costs of beauty products, personal care products and other products, which are directly related to revenue-generating transactions, primarily consist of cost of purchasing of products.

Service costs, which are directly related to service income, primarily consist of engineering and design costs and outsourced automation technology costs of Raytech Innovation and digital production, information technology engineering, design and content and marketing and branding costs of Worry free.

Selling, general and administrative expenses

Selling, general and administrative expenses

Selling, general and administrative expenses consist primarily of motor vehicle running expenses, travelling and entertainment and general administrative expenses such as of staff costs, rental expenses, depreciation, legal and professional fees and other miscellaneous administrative expenses.

Employee Benefit

Employee Benefit

Hong Kong Employment Ordinance (“The Ordinance”) requires an employee employed under a continuous employment contract is entitled to sickness allowance if (1) the sick leave taken is not less than four consecutive days; (2) the sick leave taken is supported by an appropriate medical certificate; and (3) the employee has accumulated sufficient number of paid sickness days. The daily rate of sickness allowance is a sum equivalent to four-fifths of the average daily wages earned by an employee in the 12-month period preceding the first sickness day.

The Ordinance also requires an employee is entitled to 14 statutory holidays regardless of his or her length of services. Holiday pay should be paid to the employee whose continuous employment contract is not less than three months immediately preceding a statutory holiday is entitled to the holiday pay.

An employee is entitled to a paid annual leave after having been employed under a continuous employment contract for every 12 months. An employee’s paid annual leave increases progressively from 7 days to a maximum of 14 days in accordance with his or her length of employment.

Under Hong Kong Mandatory Provident Fund Schemes Ordinance, an employer shall enroll their regular employees in Mandatory Provident Fund Schemes. Regular employees are those who are at between 18 and 65 years of age and have been employed for consecutive 60 days or more. An employer is required to make regular mandatory contributions of at least 5% of the employee’s monthly income between HKD7,000 and HKD30,000 and HKD1,500 of the employee’s monthly income over HKD30,000.

Income taxes

Income taxes

Raytech is not subject to tax on income or capital gains under the current laws of the British Virgin Islands. In addition, upon payments of dividends by Raytech and the Company’s subsidiaries in Hong Kong to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.

Pure Beauty, Raytech Innovation and Worry free are incorporated in and carry on trade and business in Hong Kong and are subject to Hong Kong profits tax under the Inland Revenue Ordinance. Pure Beauty; Raytech Innovation and Worry free are taxed at the standard profits tax rate of 16.5%.

The charge for taxation is based on actual results for the year as adjusted for items that are non-assessable or disallowed; and it is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. The Company is not currently subject to tax in the British Virgin Islands.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended March 31, 2024, 2025 and 2026.

Related Parties

Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such a contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended March 31, 2024, 2025 and 2026, there were no dilutive shares.

All share and per share data presented in these consolidated financial statements have been retroactively restated to reflect the sixteen (16)-for-one (1) share consolidation of the Company’s ordinary shares effective on November 7, 2025 (see Note 11).

Concentration of Risks

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash, security deposits and accounts receivables. The Company places its cash with financial institutions with high credit ratings and quality.

Accounts receivables primarily comprise amounts receivables from the service customers. To reduce credit risk, the Company performs ongoing credit evaluations of the financial condition of these service customers. The Company establishes a provision for credit losses accounts based upon estimates, factors surrounding the credit risk of specific service customers and other information.

Concentration of customers

As of March 31, 2025, two customers accounted for 50.9% and 49.1% of the Company’s total accounts receivables, respectively. As of March 31, 2026, two customers accounted for 14.3% and 11.2% of the Company’s total accounts receivables, respectively.

For the year ended March 31, 2024, two major customers accounted for 74.1% and 16.5% of the Company’s total revenues, respectively, and for the year ended March 31, 2025, two major customers accounted for 64.0% and 29.5% of the Company’s total revenues, respectively. For the year ended March 31, 2026, one customer accounted for 62.5% of the Company’s total revenues.

Concentration of suppliers

As of March 31, 2025, two suppliers accounted for 82.6% and 14.4% of the total balance of accounts payable, respectively. These two suppliers are related parties, Zhongshan Raytech and Raytech Holdings Company Limited. As of March 31, 2026, two suppliers accounted for 32.3% and 25.7% of the total balance of accounts payable, respectively. One of these manufacturers is a related party, Zhongshan Raytech.

For the year ended March 31, 2024, one supplier accounted for 88.5% of our total purchases. The supplier is a related party, Zhongshan Raytech. For the year ended March 31, 2025, one supplier accounted for 88.2% of our total purchases. The supplier is a related party, Zhongshan Raytech. For the year ended March 31, 2026, one supplier accounted for 62.1% of our total purchases. The manufacturer is a related party, Zhongshan Raytech.

Segment reporting

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in consolidated financial statements for detailing the Company’s business segments. Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. Following the commencement of the product design, development and advisory services business of Raytech Innovation on October 1, 2025 and the acquisition of the marketing solutions business of Worry free on December 29, 2025, the chief operating decision maker reviews the discrete results of three operating businesses. Accordingly, the Company has three reportable segments: (i) sourcing and wholesaling of personal care electrical appliances (Pure Beauty); (ii) product design, development and advisory services (Raytech Innovation); and (iii) marketing solutions services (Worry free). Segment information is presented in Note 15. As the Company’s long-lived assets are substantially located in Hong Kong, no geographical segments are presented.

The chief operating decision maker, the Chief Executive Officer, reviews the revenue and net income of each of these three businesses in allocating resources and assessing performance. The comparative periods comprised the appliances business only. Detailed segment information is set out in Note 15.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In December 2025, the FASB issued ASU 2025-11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. As the Board stated in the proposed guidance and reiterates in the ASU, the amendments are not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For entities other than public business entities, for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities.

In July 2025, the FASB issued ASU 2025-05, which amends ASC 326-20 to provide a practical expedient for all entities which elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses, and an accounting policy election for all entities, other than a public business entity, that elect the practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025-05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact. In January 2025, the FASB issued ASU 2025-01, which revises the effective date of ASU 2024-03 (on disclosures about disaggregation of income statement expenses) “to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.” Entities within the ASU’s scope are permitted to early adopt the ASU. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.